Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 MXN ($) $ / shares shares
Earnings per share [line items]
Profit (loss)		$ 25,016		$ 24,549		$ 20,226
Consolidated net income attributable to equity holders of the parent		$ 23,845		$ 23,729		$ 19,536
Weighted average number of shares for basic earnings per share (millions of shares) | shares		16,807		16,807		16,807
Earnings per share | (per share)	$ 1.42	$ 1.42	$ 1.41	$ 1.41	$ 1.16	$ 1.16
"A" shares
Earnings per share [line items]
Profit (loss)		$ 11,813		$ 11,593		$ 9,551
Consolidated net income attributable to equity holders of the parent		$ 11,261		$ 11,205		$ 9,225
Weighted average number of shares for basic earnings per share (millions of shares) | shares		7,937		7,937		7,937
"D" shares
Earnings per share [line items]
Profit (loss)		$ 6,949		$ 6,819		$ 5,618
Consolidated net income attributable to equity holders of the parent		$ 6,623		$ 6,591		$ 5,426
Weighted average number of shares for basic earnings per share (millions of shares) | shares		4,668		4,668		4,668
"B" shares
Earnings per share [line items]
Profit (loss)		$ 2,345		$ 2,301		$ 1,896
Consolidated net income attributable to equity holders of the parent		$ 2,235		$ 2,225		$ 1,831
Weighted average number of shares for basic earnings per share (millions of shares) | shares		1,576		1,576		1,576
"L" shares
Earnings per share [line items]
Profit (loss)		$ 3,909		$ 3,836		$ 3,161
Consolidated net income attributable to equity holders of the parent		$ 3,726		$ 3,708		$ 3,054
Weighted average number of shares for basic earnings per share (millions of shares) | shares		2,626		2,626		2,626